Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP GOVERNMENT FUND
Entity Central Index Key	0000769220
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000010992 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Strategic Income Fund(formerly, Delaware Strategic Income Fund)
Class Name	Class A
Trading Symbol	DEGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Strategic Income Fund (Class A) returned 7.40% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%.
Top contributors to performance:
Resilient corporate and economic fundamentals were the primary drivers of performance as credit spreads tightened despite volatility from persistent macroeconomic uncertainty.
Positive returns were supported by strong sector allocation and security selection impacts over the period. In addition, the Fund benefitted from positive yield curve management with a structurally short duration position compared to the benchmark.
The Fund’s overweight allocations to high yield corporates, bank loans, and collateralized loan obligations contributed to performance.
Top detractors from performance:
The Fund’s underweight allocations to US Treasuries, investment grade corporates, and residential mortgage-backed securities detracted from performance.
Negative security selection within high yield corporates also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year		5 year	10 year
Macquarie Strategic Income Fund (Class A) – including sales charge	2.61	%*	2.23%	2.77%
Macquarie Strategic Income Fund (Class A) – excluding sales charge	7.40	%*	3.18%	3.25%
Bloomberg US Aggregate Index	3.38%		-1.07%	1.66%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 234,785,258
Holdings Count | Holding	273	[1]
Advisory Fees Paid, Amount	$ 735,102
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$234,785,258
Total number of portfolio holdings*	273
Total advisory fees paid	$735,102
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	54.87%
Collateralized Loan Obligations	23.34%
Loan Agreements	16.00%
Government Agency Obligations	2.35%
Sovereign Bonds	0.99%
Common Stocks	0.57%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000010994 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Strategic Income Fund(formerly, Delaware Strategic Income Fund)
Class Name	Class C
Trading Symbol	DUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.59%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Strategic Income Fund (Class C) returned 6.61% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%.
Top contributors to performance:
Resilient corporate and economic fundamentals were the primary drivers of performance as credit spreads tightened despite volatility from persistent macroeconomic uncertainty.
Positive returns were supported by strong sector allocation and security selection impacts over the period. In addition, the Fund benefitted from positive yield curve management with a structurally short duration position compared to the benchmark.
The Fund’s overweight allocations to high yield corporates, bank loans, and collateralized loan obligations contributed to performance.
Top detractors from performance:
The Fund’s underweight allocations to US Treasuries, investment grade corporates, and residential mortgage-backed securities detracted from performance.
Negative security selection within high yield corporates also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year		5 year	10 year
Macquarie Strategic Income Fund (Class C) – including sales charge	5.61	%*	2.39%	2.47%
Macquarie Strategic Income Fund (Class C) – excluding sales charge	6.61	%*	2.39%	2.47%
Bloomberg US Aggregate Index	3.38%		-1.07%	1.66%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 234,785,258
Holdings Count | Holding	273	[2]
Advisory Fees Paid, Amount	$ 735,102
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$234,785,258
Total number of portfolio holdings*	273
Total advisory fees paid	$735,102
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	54.87%
Collateralized Loan Obligations	23.34%
Loan Agreements	16.00%
Government Agency Obligations	2.35%
Sovereign Bonds	0.99%
Common Stocks	0.57%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000010995 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Strategic Income Fund(formerly, Delaware Strategic Income Fund)
Class Name	Class R
Trading Symbol	DUGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Strategic Income Fund (Class R) returned 7.13% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%.
Top contributors to performance:
Resilient corporate and economic fundamentals were the primary drivers of performance as credit spreads tightened despite volatility from persistent macroeconomic uncertainty.
Positive returns were supported by strong sector allocation and security selection impacts over the period. In addition, the Fund benefitted from positive yield curve management with a structurally short duration position compared to the benchmark.
The Fund’s overweight allocations to high yield corporates, bank loans, and collateralized loan obligations contributed to performance.
Top detractors from performance:
The Fund’s underweight allocations to US Treasuries, investment grade corporates, and residential mortgage-backed securities detracted from performance.
Negative security selection within high yield corporates also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year		5 year	10 year
Macquarie Strategic Income Fund (Class R) – including sales charge	7.13	%*	2.88%	2.97%
Macquarie Strategic Income Fund (Class R) – excluding sales charge	7.13	%*	2.88%	2.97%
Bloomberg US Aggregate Index	3.38%		-1.07%	1.66%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 234,785,258
Holdings Count | Holding	273	[3]
Advisory Fees Paid, Amount	$ 735,102
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$234,785,258
Total number of portfolio holdings*	273
Total advisory fees paid	$735,102
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	54.87%
Collateralized Loan Obligations	23.34%
Loan Agreements	16.00%
Government Agency Obligations	2.35%
Sovereign Bonds	0.99%
Common Stocks	0.57%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000010996 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Strategic Income Fund(formerly, Delaware Strategic Income Fund)
Class Name	Institutional Class
Trading Symbol	DUGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Strategic Income Fund (Institutional Class) returned 7.67% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%.
Top contributors to performance:
Resilient corporate and economic fundamentals were the primary drivers of performance as credit spreads tightened despite volatility from persistent macroeconomic uncertainty.
Positive returns were supported by strong sector allocation and security selection impacts over the period. In addition, the Fund benefitted from positive yield curve management with a structurally short duration position compared to the benchmark.
The Fund’s overweight allocations to high yield corporates, bank loans, and collateralized loan obligations contributed to performance.
Top detractors from performance:
The Fund’s underweight allocations to US Treasuries, investment grade corporates, and residential mortgage-backed securities detracted from performance.
Negative security selection within high yield corporates also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year		5 year		10 year
Macquarie Strategic Income Fund (Institutional Class) – including sales charge	7.67	%*	3.42	%*	3.49%
Macquarie Strategic Income Fund (Institutional Class) – excluding sales charge	7.67	%*	3.42	%*	3.49%
Bloomberg US Aggregate Index	3.38%		-1.07%		1.66%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 234,785,258
Holdings Count | Holding	273	[4]
Advisory Fees Paid, Amount	$ 735,102
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$234,785,258
Total number of portfolio holdings*	273
Total advisory fees paid	$735,102
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	54.87%
Collateralized Loan Obligations	23.34%
Loan Agreements	16.00%
Government Agency Obligations	2.35%
Sovereign Bonds	0.99%
Common Stocks	0.57%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Strategic Income Fund to Macquarie Strategic Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000130079 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Debt Corporate Fund(formerly, Delaware Emerging Markets Debt Corporate Fund)
Class Name	Class A
Trading Symbol	DEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Debt Corporate Fund (Class A) returned 7.49% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.06%, while the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified, the Fund's narrowly based securities market index, returned 7.19%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to BB-rated and B-rated bonds in a constructive risk backdrop.
A tactical allocation to cash equivalents and hedges in a volatile rate backdrop.
Out-of-benchmark exposure to quasi-sovereigns and supranationals.
At the sector level, utilities, technology, media and telecommunications, and infrastructure contributed to performance.
From a country perspective, Chile, Brazil, and Argentina contributed.
Top detractors from performance:
An underweight investment allocation compared to the Fund’s narrowly based index to A-rated bonds in a constructive risk backdrop.
Portfolio duration exposure in a volatile rate backdrop.
Idiosyncratic underperformance of Mexican hotel developer Murano PV SA de CV on strategic challenges.
At the sector level, industrials, financials, and consumer detracted from performance.
From a country perspective, China, Qatar, and Singapore detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Emerging Markets Debt Corporate Fund (Class A) – including sales charge	2.66%	2.33%	3.87%
Macquarie Emerging Markets Debt Corporate Fund (Class A) – excluding sales charge	7.49%	3.28%	4.35%
Bloomberg Global Aggregate Index	4.06%	0.03%	2.22%
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified	7.19%	2.73%	4.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 95,250,667
Holdings Count | Holding	141	[5]
Advisory Fees Paid, Amount	$ 411,708
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$95,250,667
Total number of portfolio holdings*	141
Total advisory fees paid	$411,708
Portfolio turnover rate	89%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	7.44%
Chile	7.21%
Türkiye	6.00%
Argentina	5.22%
Indonesia	5.02%
Brazil	4.87%
South Korea	4.33%
India	4.10%
Nigeria	3.71%
Saudi Arabia	3.65%

Sector allocation
Financials	23.59%
Utilities	16.40%
Technology, Media and Telecommunication	12.44%
Oil & Gas	12.12%
Consumer	7.14%
Metals & Mining	6.24%
Transport	4.05%
Infrastructure	3.80%
Industrial	3.19%
Real Estate	2.79%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Emerging Markets Debt Corporate Fund to Macquarie Emerging Markets Debt Corporate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Emerging Markets Debt Corporate Fund to Macquarie Emerging Markets Debt Corporate Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000130080 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Debt Corporate Fund(formerly, Delaware Emerging Markets Debt Corporate Fund)
Class Name	Class C
Trading Symbol	DEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.79%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Debt Corporate Fund (Class C) returned 6.67% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.06%, while the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified, the Fund's narrowly based securities market index, returned 7.19%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to BB-rated and B-rated bonds in a constructive risk backdrop.
A tactical allocation to cash equivalents and hedges in a volatile rate backdrop.
Out-of-benchmark exposure to quasi-sovereigns and supranationals.
At the sector level, utilities, technology, media and telecommunications, and infrastructure contributed to performance.
From a country perspective, Chile, Brazil, and Argentina contributed.
Top detractors from performance:
An underweight investment allocation compared to the Fund’s narrowly based index to A-rated bonds in a constructive risk backdrop.
Portfolio duration exposure in a volatile rate backdrop.
Idiosyncratic underperformance of Mexican hotel developer Murano PV SA de CV on strategic challenges.
At the sector level, industrials, financials, and consumer detracted from performance.
From a country perspective, China, Qatar, and Singapore detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Emerging Markets Debt Corporate Fund (Class C) – including sales charge	5.67%	2.51%	3.67%
Macquarie Emerging Markets Debt Corporate Fund (Class C) – excluding sales charge	6.67%	2.51%	3.67%
Bloomberg Global Aggregate Index	4.06%	0.03%	2.22%
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified	7.19%	2.73%	4.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 95,250,667
Holdings Count | Holding	141	[6]
Advisory Fees Paid, Amount	$ 411,708
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$95,250,667
Total number of portfolio holdings*	141
Total advisory fees paid	$411,708
Portfolio turnover rate	89%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	7.44%
Chile	7.21%
Türkiye	6.00%
Argentina	5.22%
Indonesia	5.02%
Brazil	4.87%
South Korea	4.33%
India	4.10%
Nigeria	3.71%
Saudi Arabia	3.65%

Sector allocation
Financials	23.59%
Utilities	16.40%
Technology, Media and Telecommunication	12.44%
Oil & Gas	12.12%
Consumer	7.14%
Metals & Mining	6.24%
Transport	4.05%
Infrastructure	3.80%
Industrial	3.19%
Real Estate	2.79%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Emerging Markets Debt Corporate Fund to Macquarie Emerging Markets Debt Corporate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Emerging Markets Debt Corporate Fund to Macquarie Emerging Markets Debt Corporate Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000130082 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Debt Corporate Fund(formerly, Delaware Emerging Markets Debt Corporate Fund)
Class Name	Institutional Class
Trading Symbol	DEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Debt Corporate Fund (Institutional Class) returned 7.75% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.06%, while the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified, the Fund's narrowly based securities market index, returned 7.19%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to BB-rated and B-rated bonds in a constructive risk backdrop.
A tactical allocation to cash equivalents and hedges in a volatile rate backdrop.
Out-of-benchmark exposure to quasi-sovereigns and supranationals.
At the sector level, utilities, technology, media and telecommunications, and infrastructure contributed to performance.
From a country perspective, Chile, Brazil, and Argentina contributed.
Top detractors from performance:
An underweight investment allocation compared to the Fund’s narrowly based index to A-rated bonds in a constructive risk backdrop.
Portfolio duration exposure in a volatile rate backdrop.
Idiosyncratic underperformance of Mexican hotel developer Murano PV SA de CV on strategic challenges.
At the sector level, industrials, financials, and consumer detracted from performance.
From a country perspective, China, Qatar, and Singapore detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Emerging Markets Debt Corporate Fund (Institutional Class) – including sales charge	7.75%*	3.55%	4.55%
Macquarie Emerging Markets Debt Corporate Fund (Institutional Class) – excluding sales charge	7.75%*	3.55%	4.55%
Bloomberg Global Aggregate Index	4.06%	0.03%	2.22%
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified	7.19%	2.73%	4.17%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 95,250,667
Holdings Count | Holding	141	[7]
Advisory Fees Paid, Amount	$ 411,708
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$95,250,667
Total number of portfolio holdings*	141
Total advisory fees paid	$411,708
Portfolio turnover rate	89%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	7.44%
Chile	7.21%
Türkiye	6.00%
Argentina	5.22%
Indonesia	5.02%
Brazil	4.87%
South Korea	4.33%
India	4.10%
Nigeria	3.71%
Saudi Arabia	3.65%

Sector allocation
Financials	23.59%
Utilities	16.40%
Technology, Media and Telecommunication	12.44%
Oil & Gas	12.12%
Consumer	7.14%
Metals & Mining	6.24%
Transport	4.05%
Infrastructure	3.80%
Industrial	3.19%
Real Estate	2.79%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Emerging Markets Debt Corporate Fund to Macquarie Emerging Markets Debt Corporate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Emerging Markets Debt Corporate Fund to Macquarie Emerging Markets Debt Corporate Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.
[6]	Excludes cash and cash equivalents.
[7]	Excludes cash and cash equivalents.